Market risk (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Balance Sheet Allocation by Market Risk Classification

We analyse our assets and liabilities exposed to market risk between banking and trading market risk as follows:

	2018			2017
	Banking £m	Trading £m	Total £m	Banking £m	Trading £m	Total £m	Key risk factors
Assets subject to market risk
Cash and balances at central banks	19,747	—	19,747	32,771	—	32,771	FX, Interest rate
Financial assets at FVTPL:
– Trading assets	—	—	—	—	30,555	30,555	Equity, FX, interest rate
– Derivative financial instruments	4,559	700	5,259	5,198	14,744	19,942	Equity, FX, interest rate
– Other financial assets at FVTPL	5,617	—	5,617	2,096	—	2,096	Interest rate, credit spread
Financial assets at amortised cost:
– Loans and advances to customers(1)	201,289	—	201,289	199,340	—	199,340	Interest rate
– Loans and advances to banks(1)	2,799	—	2,799	3,463	—	3,463	FX, interest rate
– Reverse repurchase agreements – non trading(1)	21,127	—	21,127	2,614	—	2,614	FX, Interest rate
– Other financial assets at amortised cost	7,229	—	7,229				FX, interest rate, inflation, credit spread
Financial assets at FVOCI	13,302	—	13,302				FX, interest rate, inflation, credit spread
Financial investments				17,611	—	17,611	FX, interest rate, inflation, credit spread
Macro hedge of interest rate risk(2)	697	—	697	833	—	833	Interest rate
Retirement benefit assets	842	—	842	449	—	449	Equity, FX, interest rate, inflation, credit spread

Total assets	277,208	700	277,908	264,375	45,299	309,674

Liabilities subject to market risk
Financial liabilities at FVTPL:

– Trading liabilities	—	—	—	—	31,109	31,109	Equity, FX, interest rate

– Derivative financial instruments	650	719	1,369	722	16,891	17,613	Equity, FX, interest rate

– Other financial liabilities at FVTPL	6,286	—	6,286	703	1,612	2,315	Interest rate, credit spread

Financial Liabilities at amortised cost:
– Deposits by customers	178,090	—	178,090	183,648	—	183,648	Interest rate
– Deposits by banks(1)	17,221	—	17,221	12,708	—	12,708	FX, interest rate
– Repurchase agreements – non trading(1)	10,910	—	10,910	1,076	—	1,076	FX, Interest rate
– Debt securities in issue	46,692	—	46,692	42,633	—	42,633	FX, interest rate
– Subordinated liabilities	3,601	—	3,601	3,793	—	3,793	FX, interest rate
Macro hedge of interest rate risk(3)	242	—	242	—	—	—	Interest rate
Retirement benefit obligations	114	—	114	286	—	286	Equity, FX, interest rate, inflation, credit spread

Total liabilities	263,806	719	264,525	245,569	49,612	295,181

(1)

From 1 January 2018, the non-trading repurchase agreements and non-trading reverse repurchase agreements that are held at amortised cost are now presented as separate lines in the balance sheet, as described in Note 1. Comparatives are represented accordingly.

(2)	This is included in Other assets of £2,280m (2017: £2,511m).
(3)	This is included in Other liabilities of £2,448m (2017: £2,730m).

Summary of NIM and EVE Sensitivity of Interest Rate Risk

The table below shows how our base case income and valuation would be affected by a 50 basis point parallel shift (both up and down) applied instantaneously to the yield curve at 31 December 2018 and 2017. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable. 50 basis points is the stress we typically focus on for banking market risk controls, although we also monitor sensitivities to other parallel and non-parallel shifts as well as scenarios.

	2018		2017
	+50bps	-50bps	+50bps	-50bps
	£m	£m	£m	£m
NIM sensitivity	207	(23)	212	(125)
EVE sensitivity (unaudited)	162	(124)	95	(213)

Summary of Internal VaR for Exposure to Main Classes of Risk

This table and graph shows our Internal VaR for exposure to each of the main classes of risk for 2018 and 2017.

	Year-end exposure		Average exposure		Highest exposure		Lowest exposure
	2018	2017	2018	2017	2018	2017	2018	2017
Trading instruments	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate risks	0.5	2.6	1.4	2.5	3.9	3.5	0.2	1.8
Equity risks	—	0.3	0.2	0.6	0.6	2.0	—	0.2
Foreign exchange risks	0.1	0.3	0.3	0.4	0.9	1.6	—	—

Diversification offsets(1)	(0.2)	(0.7)	(0.5)	(0.8)	—	—	—	—

Total correlated one-day VaR	0.4	2.5	1.4	2.7	3.8	3.7	0.3	2.0

(1)

The highest and lowest exposures for each risk type did not necessarily happen on the same day as the highest and lowest total correlated one-day VaR. It is impossible to calculate a corresponding correlation offset effect, so we have not included it.